Inventories - Provision for inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Balance at the beginning	€ (920)
Balance at the end	(873)	€ (920)
Inventories, net realisable value	15	28
Expense recognised for damaged or lost inventories	39	32
Provision for inventories
Inventories
Balance at the beginning	48	56
Charge to income statement	6	16
Reduction / releases	(8)	(23)
Currency retranslation	(4)	(1)
Balance at the end	€ 42	€ 48